Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (A)	346	$ 225,654
Howmet Aerospace, Inc.	6,493	821,884
L3 Harris Technologies, Inc.	133	28,197
RTX Corp.	1,444	186,204
		1,261,939
Air Freight & Logistics - 0.1%
FedEx Corp.	516	136,673
Automobiles - 1.2%
Tesla, Inc. (A)	4,957	2,005,602
Banks - 3.4%
Bank of America Corp.	23,195	1,073,928
JPMorgan Chase & Co.	15,164	4,053,337
U.S. Bancorp	12,729	608,192
		5,735,457
Beverages - 1.9%
Coca-Cola Co.	14,727	934,870
PepsiCo, Inc.	14,359	2,163,758
		3,098,628
Biotechnology - 1.0%
AbbVie, Inc.	1,677	308,400
Amgen, Inc.	4,877	1,391,993
Gilead Sciences, Inc.	407	39,561
		1,739,954
Broadline Retail - 3.5%
Amazon.com, Inc. (A)	19,470	4,627,630
eBay, Inc.	16,961	1,144,528
Etsy, Inc. (A)	355	19,493
		5,791,651
Building Products - 0.7%
Builders FirstSource, Inc. (A)	539	90,164
Lennox International, Inc.	100	59,242
Trane Technologies PLC	2,615	948,591
		1,097,997
Capital Markets - 1.7%
Ameriprise Financial, Inc.	927	503,695
Cboe Global Markets, Inc.	975	199,222
Intercontinental Exchange, Inc.	1,487	237,667
Moody's Corp.	2,688	1,342,494
S&P Global, Inc.	919	479,176
		2,762,254
Chemicals - 1.4%
Ecolab, Inc.	6,365	1,592,459
PPG Industries, Inc.	6,072	700,588
		2,293,047
Commercial Services & Supplies - 1.7%
Cintas Corp.	8,258	1,656,307
Copart, Inc. (A)	1,459	84,520
Waste Management, Inc.	5,047	1,111,652
		2,852,479
	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 2.9%
Arista Networks, Inc. (A)	16,237	$ 1,870,989
Ciena Corp. (A)	1,763	153,628
Cisco Systems, Inc.	40,384	2,447,270
F5, Inc. (A)	142	42,211
Motorola Solutions, Inc.	659	309,236
		4,823,334
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	1,019	445,048
EMCOR Group, Inc.	221	99,022
		544,070
Construction Materials - 0.3%
CRH PLC	5,686	563,085
Consumer Finance - 1.3%
American Express Co.	4,000	1,269,800
Capital One Financial Corp.	4,290	873,916
Synchrony Financial	126	8,691
		2,152,407
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	562	550,692
Target Corp.	2,558	352,774
		903,466
Containers & Packaging - 0.3%
Avery Dennison Corp.	1,577	292,896
Ball Corp.	3,042	169,439
Smurfit WestRock PLC	717	38,066
		500,401
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	9,745	383,856
Electric Utilities - 0.6%
Duke Energy Corp.	5,966	668,132
Edison International	7,103	383,562
		1,051,694
Electrical Equipment - 0.1%
Generac Holdings, Inc. (A)	1,350	201,595
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	1,043	154,333
Energy Equipment & Services - 0.3%
Schlumberger NV	4,830	194,552
TechnipFMC PLC	11,551	347,108
		541,660
Entertainment - 2.1%
Electronic Arts, Inc.	11,249	1,382,614
Walt Disney Co.	19,178	2,168,265
		3,550,879
Financial Services - 5.0%
Berkshire Hathaway, Inc., Class B (A)	602	282,139
Fiserv, Inc. (A)	3,583	774,071
Mastercard, Inc., Class A	5,883	3,267,595
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
PayPal Holdings, Inc. (A)	14,361	$ 1,272,098
Visa, Inc., Class A	7,950	2,717,310
		8,313,213
Ground Transportation - 1.4%
Uber Technologies, Inc. (A)	1,963	131,226
Union Pacific Corp.	9,058	2,244,482
		2,375,708
Health Care Equipment & Supplies - 1.9%
Edwards Lifesciences Corp. (A)	223	16,156
GE HealthCare Technologies, Inc.	6,334	559,292
Intuitive Surgical, Inc. (A)	82	46,894
ResMed, Inc.	4,747	1,121,147
Solventum Corp. (A)	5,803	429,770
STERIS PLC	2,900	639,885
Stryker Corp.	779	304,815
		3,117,959
Health Care Providers & Services - 1.9%
Cencora, Inc.	3,969	1,008,959
Cigna Group	2,434	716,107
DaVita, Inc. (A)	403	71,009
HCA Healthcare, Inc.	2,596	856,446
McKesson Corp.	862	512,675
UnitedHealth Group, Inc.	90	48,824
		3,214,020
Health Care REITs - 0.3%
Welltower, Inc.	3,210	438,101
Health Care Technology - 0.5%
Veeva Systems, Inc., Class A (A)	3,591	837,637
Hotels, Restaurants & Leisure - 1.0%
Booking Holdings, Inc.	335	1,587,083
Household Durables - 0.9%
NVR, Inc. (A)	99	793,602
PulteGroup, Inc.	2,829	321,884
TopBuild Corp. (A)	1,018	348,848
		1,464,334
Household Products - 2.0%
Colgate-Palmolive Co.	4,061	352,088
Kimberly-Clark Corp.	10,273	1,335,182
Procter & Gamble Co.	9,729	1,614,917
		3,302,187
Independent Power & Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C	17,107	443,585
Industrial Conglomerates - 0.8%
3M Co.	8,412	1,280,306
Insurance - 3.7%
Aflac, Inc.	6,706	720,090
Hartford Financial Services Group, Inc.	14,079	1,570,512
Progressive Corp.	7,636	1,881,816
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	12,905	$ 1,558,408
Travelers Cos., Inc.	2,048	502,129
		6,232,955
Interactive Media & Services - 5.0%
Alphabet, Inc., Class A	16,705	3,408,154
Alphabet, Inc., Class C	10,006	2,057,234
Meta Platforms, Inc., Class A	3,386	2,333,563
ZoomInfo Technologies, Inc. (A)	55,907	575,283
		8,374,234
IT Services - 0.5%
Gartner, Inc. (A)	92	49,940
International Business Machines Corp.	2,401	613,936
Twilio, Inc., Class A (A)	1,169	171,352
		835,228
Leisure Products - 0.2%
Mattel, Inc. (A)	21,462	400,052
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	2,405	364,406
Avantor, Inc. (A)	6,884	153,375
Waters Corp. (A)	706	293,329
		811,110
Machinery - 2.0%
Caterpillar, Inc.	2,426	901,113
Illinois Tool Works, Inc.	6,677	1,730,411
PACCAR, Inc.	5,212	577,907
Pentair PLC	1,357	140,694
		3,350,125
Media - 1.2%
Fox Corp., Class A	11,418	584,373
Fox Corp., Class B	22,714	1,103,900
Interpublic Group of Cos., Inc.	2,133	61,153
New York Times Co., Class A	2,595	140,909
Paramount Global, Class B	7,242	78,793
		1,969,128
Metals & Mining - 0.4%
Newmont Corp.	3,414	145,846
Nucor Corp.	3,409	437,818
		583,664
Multi-Utilities - 0.4%
Dominion Energy, Inc.	12,881	716,055
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy, Inc.	5,708	1,276,594
Chevron Corp.	10,558	1,575,148
ConocoPhillips	19,215	1,899,018
EOG Resources, Inc.	5,025	632,095
Permian Resources Corp.	9,690	141,959
Targa Resources Corp.	1,107	217,858
		5,742,672
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	829	$ 96,968
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (A)	1,611	118,006
Delta Air Lines, Inc.	2,769	186,270
		304,276
Pharmaceuticals - 4.2%
Eli Lilly & Co.	1,831	1,485,088
Johnson & Johnson	19,109	2,907,434
Merck & Co., Inc.	18,885	1,866,216
Zoetis, Inc.	4,268	729,401
		6,988,139
Professional Services - 0.7%
Automatic Data Processing, Inc.	2,207	668,743
Leidos Holdings, Inc.	3,422	486,027
		1,154,770
Semiconductors & Semiconductor Equipment - 11.9%
Advanced Micro Devices, Inc. (A)	4,899	568,039
Applied Materials, Inc.	3,942	710,940
Broadcom, Inc.	13,948	3,086,274
KLA Corp.	3	2,215
Lam Research Corp.	17,758	1,439,286
Marvell Technology, Inc.	4,082	460,694
NVIDIA Corp.	92,676	11,127,607
QUALCOMM, Inc.	13,385	2,314,668
Skyworks Solutions, Inc.	1,529	135,714
		19,845,437
Software - 10.3%
Adobe, Inc. (A)	957	418,640
Atlassian Corp., Class A (A)	80	24,542
DocuSign, Inc. (A)	5,011	484,714
Microsoft Corp.	26,932	11,178,396
Nutanix, Inc., Class A (A)	375	25,787
Oracle Corp.	8,629	1,467,448
Palo Alto Networks, Inc. (A)	2,109	388,942
Pegasystems, Inc.	1,289	139,586
Salesforce, Inc.	5,488	1,875,249
ServiceNow, Inc. (A)	1,118	1,138,549
		17,141,853
Specialized REITs - 1.4%
American Tower Corp.	4,113	760,699
VICI Properties, Inc.	53,807	1,601,835
		2,362,534
Specialty Retail - 2.5%
Best Buy Co., Inc.	943	80,966
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Home Depot, Inc.	4,779	$ 1,968,852
Lowe's Cos., Inc.	989	257,180
TJX Cos., Inc.	14,058	1,754,298
Williams-Sonoma, Inc.	263	55,590
		4,116,886
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	39,103	9,228,308
Dell Technologies, Inc., Class C	6,647	688,629
NetApp, Inc.	2,402	293,284
		10,210,221
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (A)	1,690	172,498
Deckers Outdoor Corp. (A)	5,777	1,024,609
Lululemon Athletica, Inc. (A)	1,239	513,194
		1,710,301
Tobacco - 0.9%
Altria Group, Inc.	28,843	1,506,470
Trading Companies & Distributors - 0.6%
Ferguson Enterprises, Inc.	1,510	273,491
WW Grainger, Inc.	659	700,300
		973,791
Total Common Stocks (Cost $119,709,579)		165,947,463
EXCHANGE-TRADED FUND - 0.2%
U.S. Equity Fund - 0.2%
SPDR S&P 500 ETF Trust	421	253,366
Total Exchange-Traded Fund (Cost $248,372)		253,366

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 1.80% (B), dated 01/31/2025, to be repurchased at $343,584 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $350,411.	$ 343,532	343,532
Total Repurchase Agreement (Cost $343,532)		343,532
Total Investments (Cost $120,301,483)		166,544,361
Net Other Assets (Liabilities) - (0.1)%		(159,934)
Net Assets - 100.0%		$ 166,384,427
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$165,947,463	$—	$—	$165,947,463
Exchange-Traded Fund	253,366	—	—	253,366
Repurchase Agreement	—	343,532	—	343,532
Total Investments	$166,200,829	$343,532	$—	$166,544,361
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at January 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
Transamerica Funds

Transamerica Large Core ESG

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Large Core ESG (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Core ESG

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds